10-K Property and Equipment, net - Schedule of Property and Equipment, net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, cost		$ 10,621	$ 6,803
Accumulated depreciation		(3,020)	(753)
Property and equipment, net	$ 7,481	7,601	6,050
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, cost		9,993	6,174
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost		503	503
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost		$ 126	$ 126